WARRANTS (Details 1B) - $ / shares	3 Months Ended
	May. 31, 2015	Feb. 28, 2015	Feb. 28, 2014
Exercise prices		$ 1.58	$ 1.70
Number of shares		2,810,000	2,680,000
Warrants [Member] | $0.55 [Member]
Exercise prices	$ 0.55
Number of shares	455,000
Weighted average remaining life (years)	4 years 10 months 2 days
Exercisable number of shares	455,000
Warrants [Member] | $0.68 [Member]
Exercise prices	$ 0.68
Number of shares	220,000
Weighted average remaining life (years)	1 year 5 months 16 days
Exercisable number of shares	220,000
Warrants [Member] | $0.70 [Member]
Exercise prices	$ 0.70
Number of shares	5,075,866
Weighted average remaining life (years)	4 years 10 months 2 days
Exercisable number of shares	5,075,866
Warrants [Member] | $0.91 [Member]
Exercise prices	$ 0.91
Number of shares	1,497,124
Weighted average remaining life (years)	1 year 8 months 1 day
Exercisable number of shares	1,497,124
Warrants [Member] | $1.00 [Member]
Exercise prices	$ 1.00
Number of shares	8,333
Weighted average remaining life (years)	5 years
Exercisable number of shares	8,333
Warrants [Member] | $1.25 [Member]
Exercise prices	$ 1.25
Number of shares	10,417
Weighted average remaining life (years)	5 years
Exercisable number of shares	10,417
Warrants [Member] | $1.40 [Member]
Exercise prices	$ 1.40
Number of shares	786,250
Weighted average remaining life (years)	1 year 2 months 27 days
Exercisable number of shares	786,250
Warrants [Member] | $1.50 [Member]
Exercise prices	$ 1.50
Number of shares	3,296,000
Weighted average remaining life (years)	3 years 7 days
Exercisable number of shares	3,296,000
Warrants [Member] | $2.10 [Member]
Exercise prices	$ 2.10
Number of shares	447,001
Weighted average remaining life (years)	2 years 10 months 13 days
Exercisable number of shares	447,001
Warrants [Member] | $2.50 [Member]
Exercise prices	$ 2.50
Number of shares	25,980
Weighted average remaining life (years)	2 years 7 months 13 days
Exercisable number of shares	25,980
Warrants [Member] | $3.00 [Member]
Exercise prices	$ 3.00
Number of shares	20,000
Weighted average remaining life (years)	1 year 8 months 1 day
Exercisable number of shares	20,000